Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Office buildings	R$ 2,106	R$ 2,976	R$ 2,780
Lease liabilities	2,433	3,344	R$ 3,205
Current	1,292	1,094
Non-Current	R$ 1,141	R$ 2,250